Acquisitions and Divestitures - Operations of the Company and its Subsidiaries (Detail) ¥ in Millions	6 Months Ended
Sep. 30, 2022 JPY (¥)
Business Acquisition, Pro Forma Information [Abstract]
Total revenues	¥ 1,410,833
Net Income	¥ 131,971